Reinsurance Assets - Assets Arising from Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 21,184	€ 20,992
Continuing operation [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	7,582	7,809
Exit of a business [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 13,602	€ 13,183